Summary of Significant Accounting Policies - Intangible assets (Details)	12 Months Ended
Mar. 31, 2020
Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Courseware
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Copyrights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years